UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6444

Smith Barney Investment Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: November 30
Date of reporting period: May 31, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY
CLASSIC VALUES FUND

SEMI-ANNUAL REPORT | MAY 31, 2005

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

NOT FDIC INSURED • NOT BANK GUARANTEED • MAY LOSE VALUE

	Semi-Annual Report • May 31, 2005

	SMITH BARNEY CLASSIC VALUES FUND
SUB-ADVISER
OLSTEIN & ASSOCIATES
ROBERT A. OLSTEIN	What’s Inside

The Fund’s sub-adviser is Olstein & Associates, LP. Robert A. Olstein is responsible for the day-to-day management of the Fund’s portfolio. He has 36 years of securities business experience.

Education: BA from Michigan State University in Mathematics and an MBA from Michigan State University.

	Letter from the Chairman	1

	Fund at a Glance	4

	Fund Expenses	5

	Schedule of Investments	7

	Schedule of Securities Sold Short	11

	Statement of Assets and Liabilities	12

SEAN REIDY	Statement of Operations	13
	Statements of Changes in Net Assets	14

The Fund’s sub-adviser is Olstein & Associates, L.P. Sean Reidy is responsible for the day-to-day management of the Fund’s portfolio. He has 14 years of industry experience.

Education: BA from Pace University in Economics.

	Financial Highlights	15

	Notes to Financial Statements	19

FUND OBJECTIVE

The Fund seeks long-term capital appreciation as its primary objective. Current income is a secondary objective.

LETTER FROM THE CHAIRMAN

Dear Shareholder,

Despite rising interest rates, climbing oil prices, and geopolitical concerns, the U.S. economy continued to expand during the period. Following a robust 4.0% gain in the third quarter of 2004, gross domestic product (“GDP”)[i] growth was 3.8% in the fourth quarter. The preliminary estimate for first quarter 2005 GDP growth was 3.5%, another solid advance. After the end of the Fund’s reporting period, preliminary first quarter 2005 GDP growth was revised up to 3.8%.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following four rate hikes from June through November 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four times during the reporting period. All told, the Fed’s eight rate hikes brought the target for the federal funds rate from 1.00% to 3.00%. Following the end of the Fund’s reporting period, at its June meeting, the Fed once again raised its target for the fed funds rate by 0.25% to 3.25%.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

During the six months covered by this report, the U.S. stock market posted a modest gain, with the S&P 500 Indexiv returning 2.42%. The reporting period began on a bright note, as the equity markets were in the midst of a sharp rally that began in October 2004. Investors were drawn to stocks as the uncertainty of the U.S. Presidential election lifted and oil prices fell from their record highs. Thus far in 2005, the equity markets have been volatile. Equities were weak in January, rose in February, fell in March and April, and increased in May. Mixed economic data, fluctuating oil prices, and rising interest rates have caused stocks to trade in a fairly narrow range this year.

Looking at the reporting period as a whole, the trend of value-oriented stocks outperforming their growth counterparts continued. In addition, mid- and large-cap stocks significantly outperformed their small-cap brethren during the period.

Performance Review

For the six months ended May 31, 2005, Class A shares of the Smith Barney Classic Values Fund, excluding sales charges, returned 0.51%. These shares underperformed the Fund’s unmanaged benchmark, the S&P 500 Index, which returned 2.42% for the same period. The Lipper Multi-Cap Value Funds Category Average1 was 2.87% over the same time frame.

PERFORMANCE SNAPSHOT AS OF MAY 31, 2005 (excluding sales charges) (unaudited)

6 Months
Classic Values Fund — Class A Shares	0.51%
S&P 500 Index	2.42%
Lipper Multi-Cap Value Funds Category Average	2.87%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

Class A share returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions. Excluding sales charges, Class B shares returned 0.08%, Class C shares returned 0.14%, and Class Y shares returned 0.34% over the six months ended May 31, 2005.

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended May 31, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 489 funds in the Fund’s Lipper category, and excluding sales charges.

1   Smith Barney Classic Values Fund   |   2005 Semi-Annual Report

Special Shareholder Notices

As of May 20, 2005, Sean Reidy, a Senior Vice President of Olstein & Associates, L.P., the Fund’s sub-advisor, joined Robert A. Olstein in managing the day-to-day operations of the Fund. Mr. Olstein is the head portfolio manager and is ultimately responsible for the whole portfolio. Mr. Reidy is the co-portfolio manager and is responsible for the portfolios day-to-day activity. Mr. Reidy was a research assistant to Mr. Olstein at Smith Barney from 1992 to 1995, and has served in various research capacities at the sub-adviser since its founding in 1995.

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, Smith Barney Fund Management LLC (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager of the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Trust’s Board of Trustees will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

June 30, 2005

2   Smith Barney Classic Values Fund   |   2005 Semi-Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. This Fund may invest in foreign stocks, which are subject to certain risks of overseas investing not associated with domestic investing, such as currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund may engage in short sales. Losses from short sales may be unlimited. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.

3   Smith Barney Classic Values Fund   |   2005 Semi-Annual Report

Fund at a Glance (unaudited)

Investment Breakdown

4   Smith Barney Classic Values Fund   |   2005 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2004 and held for the six months ended May 31, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(3)

Class A	0.51%	$1,000.00	$1,005.10	1.54%	$7.70

Class B	0.08	1,000.00	1,000.80	2.33	11.62

Class C	0.14	1,000.00	1,001.40	2.30	11.48

Class Y	0.34	1,000.00	1,003.40	1.94	9.69

(1)	For the six months ended May 31, 2005.
(2)

Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)

Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

5   Smith Barney Classic Values Fund   |   2005 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(2)

Class A	5.00%	$1,000.00	$1,017.25	1.54%	$7.75

Class B	5.00	1,000.00	1,013.31	2.33	11.70

Class C	5.00	1,000.00	1,013.46	2.30	11.55

Class Y	5.00	1,000.00	1,015.26	1.94	9.75

(1)	For the six months ended May 31, 2005.
(2)

Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6   Smith Barney Classic Values Fund   |   2005 Semi-Annual Report

Schedule of Investments (unaudited)	May 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCK — 97.3%
CONSUMER DISCRETIONARY — 40.4%

Hotels, Restaurants & Leisure — 5.5%
140,100	CKE Restaurants, Inc.	$2,311,650
55,200	Darden Restaurants Inc.	1,792,896
103,750	McDonald’s Corp.	3,210,025
111,798	Scientific Games Corp., Class A Shares*	2,664,146
45,700	WMS Industries, Inc.*	1,451,889

		11,430,606

Household Durables — 4.5%
181,400	American Greetings, Class A Shares	4,712,772
122,200	Tupperware Corp.	2,761,720
123,000	Universal Electronics, Inc.*	2,051,640

		9,526,132

Leisure Equipment & Products — 2.6%
195,400	Hasbro, Inc.	3,943,172
83,300	Mattel, Inc.	1,514,394

		5,457,566

Media — 11.9%
255,600	Gray Television, Inc.	3,003,300
645,200	Interpublic Group of Companies, Inc.*	7,961,768
186,005	Journal Register Co.*	3,089,543
41,400	Knight-Ridder, Inc.	2,611,512
124,100	Tribune Co.	4,489,938
113,900	Walt Disney Co.	3,125,416
35,900	Westwood One, Inc.	712,615

		24,994,092

Multiline Retail — 1.1%
44,600	J.C. Penney Co., Inc.	2,219,296

Specialty Retail — 9.6%
139,100	Claire’s Stores, Inc.	3,279,978
64,200	Jo-Ann Stores, Inc.*	1,717,350
128,900	Office Depot, Inc.*	2,541,908
225,200	Payless ShoeSource, Inc.*	3,790,116
213,800	Pier 1 Imports, Inc.	3,589,702
135,600	RadioShack Corp.	3,411,696
60,400	Ross Stores, Inc.	1,702,072

		20,032,822

Textiles, Apparel & Luxury Goods — 5.2%
75,700	Brown Shoe Co., Inc.	2,657,070
80,800	OshKosh B’Gosh, Inc., Class A Shares	2,091,104
391,800	Tommy Hilfiger Corp.*	4,364,652
159,700	Wellman, Inc.	1,795,028

		10,907,854

	TOTAL CONSUMER DISCRETIONARY	84,568,368

See Notes to Financial Statements.

7   Smith Barney Classic Values Fund   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	May 31, 2005

SHARES	SECURITY	VALUE

CONSUMER STAPLES — 5.9%

Beverages — 1.1%
39,700	Molson Coors Brewing Co., Class B Shares	$2,321,259

Food Products — 3.1%
628,100	Del Monte Foods Co.*	6,557,364

Personal Products — 1.7%
317,500	Playtex Products, Inc.*	3,422,650

	TOTAL CONSUMER STAPLES	12,301,273

ENERGY — 2.1%

Energy Equipment & Services — 2.1%
346,900	Newpark Resources, Inc.*	2,116,090
86,400	Patterson-UTI Energy, Inc.	2,288,736

	TOTAL ENERGY	4,404,826

FINANCIALS — 9.9%

Commercial Banks — 1.1%
50,000	Bank of America Corp.	2,316,000

Diversified Financial Services — 6.7%
22,600	Goldman Sachs Group, Inc.	2,203,500
258,900	Janus Capital Group, Inc.	3,976,704
55,800	Merrill Lynch & Co., Inc.	3,027,708
35,700	Morgan Stanley	1,747,872
156,100	Waddell & Reed Financial, Inc., Class A Shares	2,992,437

		13,948,221

Insurance — 2.1%
152,400	Marsh & McLennan Cos., Inc. (a)	4,425,696

	TOTAL FINANCIALS	20,689,917

HEALTH CARE — 1.2%

Health Care Equipment & Supplies — 1.2%
70,700	Baxter International, Inc.	2,608,830

INDUSTRIALS — 11.1%

Commercial Services & Supplies — 2.4%
163,400	FTD Group, Inc.*	1,748,380
72,400	John H. Harland Co.	2,727,308
40,000	ServiceMaster Co.	520,000

		4,995,688

Construction & Engineering — 2.2%
505,200	Quanta Services, Inc.*	4,561,956

Industrial Conglomerates — 3.0%
221,700	Tyco International Ltd.	6,413,781

Machinery — 2.3%
51,800	Manitowoc Co., Inc.	2,099,454
135,300	UNOVA, Inc.*	2,784,474

		4,883,928

See Notes to Financial Statements.

8   Smith Barney Classic Values Fund   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	May 31, 2005

SHARES	SECURITY	VALUE

Road & Rail — 1.2%
110,126	Pacer International, Inc.*	$2,511,974

	TOTAL INDUSTRIALS	23,367,327

INFORMATION TECHNOLOGY — 15.3%

Communications Equipment — 5.0%
159,900	Cisco Systems, Inc.*	3,098,862
223,200	CommScope, Inc.*	3,776,544
1,311,100	Lucent Technologies, Inc.*	3,684,191

		10,559,597

Computers & Peripherals — 3.0%
20,800	Lexmark International, Inc., Class A Shares*	1,423,552
69,400	NCR Corp.*	2,542,122
120,500	Synaptics, Inc.*	2,317,215

		6,282,889

Electronic Equipment & Instruments — 4.6%
184,400	AVX Corp.	2,190,672
43,700	Diebold, Inc.	2,187,622
122,800	PerkinElmer, Inc.	2,349,164
223,800	Technitrol, Inc.	2,938,494

		9,665,952

Office Electronics — 1.2%
178,000	Xerox Corp.*	2,415,460

Semiconductors & Semiconductor Equipment — 1.5%
107,300	Adaptec, Inc.*	427,054
185,200	Fairchild Semiconductor International, Inc.*	2,648,360

		3,075,414

	TOTAL INFORMATION TECHNOLOGY	31,999,312

MATERIALS — 7.3%

Chemicals — 1.2%
142,100	Cambrex Corp.	2,572,010

Containers & Packaging — 0.7%
54,500	Bemis Co., Inc.	1,480,220

Metals & Mining — 3.4%
529,600	AK Steel Holding Corp.*	4,051,440
35,800	Phelps Dodge Corp.	3,128,920

		7,180,360

Paper & Forest Products — 2.0%
79,500	Neenah Paper, Inc.	2,379,435
26,400	Weyerhaeuser Co.	1,693,560

		4,072,995

	TOTAL MATERIALS	15,305,585

See Notes to Financial Statements.

9   Smith Barney Classic Values Fund   |   2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	May 31, 2005

SHARES	SECURITY	VALUE

TELECOMMUNICATION SERVICES — 1.8%

Diversified Telecommunication Services — 1.8%
199,200	PanAmSat Holding Corp.	$3,786,792

UTILITIES — 2.3%

Multi-Utilities — 2.3%
259,700	Williams Cos., Inc.	4,781,077

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost —$185,848,145)	203,813,307

FACE
AMOUNT

SHORT-TERM INVESTMENTS — 2.2%

REPURCHASE AGREEMENT — 2.2%

$4,703,000	State Street Bank & Trust Co. dated 5/31/05, 2.680% due 6/1/05; Proceeds due at maturity — $4,703,350; (Fully collateralized by U.S. Treasury Note, 3.500% due 8/15/09; Market value — $4,801,975) (Cost — $4,703,000)	4,703,000

	TOTAL INVESTMENTS — 99.5% (Cost — $190,551,145#)	208,516,307
	Other Assets in Excess of Liabilities — 0.5%	1,031,774

	TOTAL NET ASSETS — 100.0%	$209,548,081

(a)	Security has been segregated for short sale transactions.
*	Non-income producing security.
#	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.

10   Smith Barney Classic Values Fund   |   2005 Semi-Annual Report

Schedule of Securities Sold Short (unaudited)	May 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCK

15,600	Computer Sciences Corp.*	$722,436

	TOTAL OPEN SHORT SALES
	(Proceeds — $781,345)	$722,436

*	Non-income producing security.

See Notes to Financial Statements.

11   Smith Barney Classic Values Fund   |   2005 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	May 31, 2005

ASSETS:
Investments, at value (Cost $190,551,145)	$208,516,307
Cash	274
Deposits with brokers for short sales (Note 1)	1,872,048
Receivable for securities sold	1,820,667
Receivable for Fund shares sold	316,496
Dividends and interest receivable	107,350
Prepaid expenses	31,158

Total Assets	212,664,300

LIABILITIES:
Payable for securities purchased	1,870,873
Investments sold short, at value (proceeds received $781,345)	722,436
Payable for Fund shares repurchased	228,137
Management fee payable	177,454
Distribution fees payable	53,643
Transfer agent fees payable	34,836
Trustees’ fees payable	1,892
Accrued expenses	26,948

Total Liabilities	3,116,219

Total Net Assets	$209,548,081

NET ASSETS:
Par value (Note 6)	$13,190
Paid-in capital in excess of par value	184,716,569
Accumulated net investment loss	(971,363)
Accumulated net realized gain on investments and short sales	7,765,614
Net unrealized appreciation of investments and short sales	18,024,071

Total Net Assets	$209,548,081

Shares Outstanding:
Class A	3,864,449

Class B	4,932,394

Class C	4,392,249

Class Y	413

Net Asset Value:
Class A (and redemption price)	$16.08

Class B *	$15.80

Class C *	$15.81

Class Y (and redemption price)	$15.87

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 5.00%)	$16.93

*	Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

12   Smith Barney Classic Values Fund   |   2005 Semi-Annual Report

Statement of Operations (unaudited)	For the Six Months Ended May 31, 2005

INVESTMENT INCOME:
Dividends	$1,065,617
Interest	163,093
Less: Foreign taxes withheld	(119)

Total Investment Income	1,228,591

EXPENSES:
Management fee (Note 2)	1,032,121
Distribution fees (Notes 2 and 4)	807,195
Transfer agent fees (Notes 2 and 4)	201,648
Shareholder reports (Note 4)	39,493
Registration fees	20,386
Audit and legal	18,913
Custody	18,806
Trustees’ fees	3,675
Insurance	1,334
Miscellaneous expenses	12,710

Total Expenses	2,156,281

Net Investment Loss	(927,690)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND SHORT SALES (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	8,772,444
Short sales	(172,018)

Net Realized Gain	8,600,426

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(8,013,057)
Short sales	606,634

Change in Net Unrealized Appreciation/Depreciation	(7,406,423)

Net Gain on Investments and Short Sales	1,194,003

Increase in Net Assets From Operations	$266,313

See Notes to Financial Statements.

13   Smith Barney Classic Values Fund   |   2005 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended May 31, 2005 (unaudited)
and the Year Ended November 30, 2004
	2005	2004

OPERATIONS:
Net investment loss	$(927,690)	$(1,466,376)
Net realized gain	8,600,426	13,649,864
Change in net unrealized appreciation/depreciation	(7,406,423)	4,505,948

Increase in Net Assets From Operations	266,313	16,689,436

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net realized gains	(13,004,908)	(3,464,563)

Decrease in Net Assets From Distributions to Shareholders	(13,004,908)	(3,464,563)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	26,669,459	85,206,431
Reinvestment of distributions	12,169,291	3,242,290
Cost of shares repurchased	(15,502,099)	(19,733,391)

Increase in Net Assets From Fund Share Transactions	23,336,651	68,715,330

Increase in Net Assets	10,598,056	81,940,203

NET ASSETS:
Beginning of period	198,950,025	117,009,822

End of peroid*	$209,548,081	$198,950,025

* Includes accumulated net investment loss of:	$(971,363)	$(43,673)

See Notes to Financial Statements.

14   Smith Barney Classic Values Fund   |   2005 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class A Shares(1)	2005(2)		2004	2003(3)

Net Asset Value, Beginning of Period	$17.07		$15.65	$11.40

Income (Loss) From Operations:
Net investment loss	(0.03)		(0.06)	(0.05)
Net realized and unrealized gain	0.14		1.91	4.30

Total Income From Operations	0.11		1.85	4.25

Less Distributions From:
Net realized gains	(1.10)		(0.43)	—

Total Distributions	(1.10)		(0.43)	—

Net Asset Value, End of Period	$16.08		$17.07	$15.65

Total Return(4)	0.51%		12.07%	37.28%

Net Assets, End of Period (000s)	$62,153		$56,830	$27,028

Ratios to Average Net Assets:
Gross expenses	1.54	%(5)	1.40%	1.75	%(5)
Net expenses	1.54	(5)	1.40 (6)	1.75	(5)
Net investment loss	(0.35	)(5)	(0.35)	(0.59	)(5)

Portfolio Turnover Rate	33%		65%	24%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended May 31, 2005 (unaudited).
(3)	For the period April 14, 2003 (inception date) to November 30, 2003.
(4)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.
(6)	The investment manager waived a portion of its fees. The actual expense ratio did not change due to this waiver.

See Notes to Financial Statements.

15   Smith Barney Classic Values Fund   |   2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class B Shares(1)	2005(2)		2004	2003(3)

Net Asset Value, Beginning of Period	$16.86		$15.57	$11.40

Income (Loss) From Operations:
Net investment loss	(0.09)		(0.18)	(0.12)
Net realized and unrealized gain	0.13		1.90	4.29

Total Income From Operations	0.04		1.72	4.17

Less Distributions From:
Net realized gains	(1.10)		(0.43)	—

Total Distributions	(1.10)		(0.43)	—

Net Asset Value, End of Period	$15.80		$16.86	$15.57

Total Return(4)	0.08%		11.28%	36.58%

Net Assets, End of Period (000s)	$77,955		$74,802	$47,626

Ratios to Average Net Assets:
Gross expenses	2.33	%(5)	2.17%	2.53	%(5)
Net expenses	2.33	(5)	2.17 (6)	2.53	(5)
Net investment loss	(1.14	)(5)	(1.11)	(1.38	)(5)

Portfolio Turnover Rate	33%		65%	24%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended May 31, 2005 (unaudited).
(3)	For the period April 14, 2003 (inception date) to November 30, 2003.
(4)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.
(6)	The investment manager waived a portion of its fees. The actual expense ratio did not change due to this waiver.

See Notes to Financial Statements.

16   Smith Barney Classic Values Fund   |   2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class C Shares(1)(2)	2005(3)		2004	2003(4)

Net Asset Value, Beginning of Period	$16.86		$15.57	$11.40

Income (Loss) From Operations:
Net investment loss	(0.09)		(0.18)	(0.12)
Net realized and unrealized gain	0.14		1.90	4.29

Total Income From Operations	0.05		1.72	4.17

Less Distributions From:
Net realized gains	(1.10)		(0.43)	—

Total Distributions	(1.10)		(0.43)	—

Net Asset Value, End of Period	$15.81		$16.86	$15.57

Total Return(5)	0.14%		11.28%	36.58%

Net Assets, End of Period (000s)	$69,434		$67,312	$42,351

Ratios to Average Net Assets:
Gross expenses	2.30	%(6)	2.16%	2.52	%(6)
Net expenses	2.30	(6)	2.16 (7)	2.52	(6)
Net investment loss	(1.11	)(6)	(1.10)	(1.38	)(6)

Portfolio Turnover Rate	33%		65%	24%

(1)	On April 29, 2004, Class L shares were renamed as Class C shares.
(2)	Per share amounts have been calculated using the average shares method.
(3)	For the six months ended May 31, 2005 (unaudited).
(4)	For the period April 14, 2003 (inception date) to November 30, 2003.
(5)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(6)	Annualized.
(7)	The investment manager waived a portion of its fees. The actual expense ratio did not change due to this waiver.

See Notes to Financial Statements.

17   Smith Barney Classic Values Fund   |   2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class Y Shares(1)	2005(2)		2004	2003(3)

Net Asset Value, Beginning of Period	$16.88		$15.57	$11.40

Income (Loss) From Operations:
Net investment loss	(0.06)		(0.16)	(0.08)
Net realized and unrealized gain	0.15		1.90	4.25

Total Income From Operations	0.09		1.74	4.17

Less Distributions From:
Net realized gains	(1.10)		(0.43)	—

Total Distributions	(1.10)		(0.43)	—

Net Asset Value, End of Period	$15.87		$16.88	$15.57

Total Return(4)	0.34%		11.41%	36.58%

Net Assets, End of Period (000s)	$6		$6	$5

Ratios to Average Net Assets:
Gross expenses	1.94	%(5)	2.07%	1.94	%(5)
Net expenses	1.94	(5)	2.07 (6)	1.94	(5)
Net investment loss	(0.75	)(5)	(1.00)	(0.85	)(5)

Portfolio Turnover Rate	33%		65%	24%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended May 31, 2005 (unaudited).
(3)	For the period April 14, 2003 (inception date) to November 30, 2003.
(4)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.
(6)	The investment manager waived a portion of its fees. The actual expense ratio did not change due to this waiver.

See Notes to Financial Statements.

18   Smith Barney Classic Values Fund   |   2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Classic Values Fund (“Fund”), a separate diversified investment fund of the Smith Barney Investment Trust (“Trust”), a Massachusetts business trust, which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Short Sales of Securities. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

(d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

19   Smith Barney Classic Values Fund   |   2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(f) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(g) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassifications. GAAP requires that certain components of nets assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 1.00% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

SBFM has entered into a sub-advisory agreement with Olstein & Associates, L.P. (“Olstein”). Pursuant to the sub-advisory agreement, Olstein is responsible for the day-to-day Fund operations and investment decisions and is compensated by SBFM for such service at the following annual rates:

Annual Rate

Average Daily Net Assets
First $ 1.5 billion	0.50%
Over $ 1.5 billion	0.40%

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent, PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. During the six months ended May 31, 2005, the Fund paid transfer agent fees of $81,625 to CTB.

Citigroup Global Markets Inc. (“CGM”) another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

There is a maximum initial sales charge of 5.00% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended May 31, 2005, CGM received sales charges of approximately $159,000 on sales of the Fund’s Class A shares. In addition, for the six months ended May 31, 2005, CDSCs paid to CGM were approximately:

	Class A	Class B	Class C

CDSCs	$600	$76,000	$5,000

20   Smith Barney Classic Values Fund   |   2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

During the six months ended May 31, 2005, CGM and its affiliates received brokerage commissions in the amount of $41,872.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended May 31, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$89,039,369

Sales	62,631,519

At May 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$24,517,818
Gross unrealized depreciation	(6,552,656)

Net unrealized appreciation	$17,965,162

4. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B, and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended May 31, 2005, total Distribution fees, which are accrued daily and paid monthly, were as follows:

		Class A	Class B	Class C

Distribution Fees		$74,965	$385,639	$346,591

For the six months ended May 31, 2005, total Transfer Agent fees were as follows:

	Class A	Class B	Class C	Class Y

Transfer Agent Fees	$53,367	$80,842	$67,424	$15

For the six months ended May 31, 2005, total Shareholder Reports expenses were as follows:

	Class A	Class B	Class C	Class Y

Shareholder Reports Expenses	$10,582	$17,193	$11,706	$12

21   Smith Barney Classic Values Fund   |   2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

5. Distributions Paid to Shareholders by Class

	Six Months Ended May 31, 2005	Year Ended November 30, 2004

Net Realized Gains
Class A	$3,703,766	$825,656
Class B	4,901,285	1,423,540
Class C‡	4,399,450	1,215,214
Class Y	407	153

Total	$13,004,908	$3,464,563

6. Shares of Beneficial Interest

At May 31, 2005, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended May 31, 2005		Year Ended November 30, 2004

	Shares	Amount	Shares	Amount

Class A
Shares sold	592,327	$9,683,683	1,878,477	$30,542,894
Shares issued on reinvestment	212,111	3,468,016	48,865	773,589
Shares repurchased	(268,593)	(4,359,256)	(325,941)	(5,293,065)

Net Increase	535,845	$8,792,443	1,601,401	$26,023,418

Class B
Shares sold	576,759	$9,315,916	1,716,812	$27,632,341
Shares issued on reinvestment	281,087	4,533,943	84,705	1,333,299
Shares repurchased	(362,555)	(5,805,802)	(422,820)	(6,811,134)

Net Increase	495,291	$8,044,057	1,378,697	$22,154,506

Class C‡
Shares sold	476,105	$7,669,616	1,676,126	$27,031,015
Shares issued on reinvestment	258,334	4,166,925	72,122	1,135,249
Shares repurchased	(334,592)	(5,337,041)	(475,465)	(7,629,192)

Net Increase	399,847	$6,499,500	1,272,783	$20,537,072

Class Y
Shares sold	16	$244	11	$181
Shares issued on reinvestment	25	407	10	153

Net Increase	41	$651	21	$334

‡ On April 29, 2004, Class L shares were renamed as Class C shares.

22   Smith Barney Classic Values Fund   |   2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

7. Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

23   Smith Barney Classic Values Fund   |   2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

8. Legal Matters

Beginning in June, 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

9. Subsequent Event

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBFM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Trust’s Board of Trustees will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval.

24   Smith Barney Classic Values Fund   |   2005 Semi-Annual Report

SMITH BARNEY
CLASSIC VALUES FUND

	TRUSTEES	INVESTMENT MANAGER
	Dwight B. Crane	Smith Barney Fund
	Burt N. Dorsett	Management LLC
R. Jay Gerken, CFA
	Chairman	SUB-ADVISER
	Elliot S. Jaffe	Olstein & Associates, L.P.
Stephen E. Kaufman
	Cornelius C. Rose, Jr.	DISTRIBUTOR
Citigroup Global Markets Inc.
OFFICERS
	R. Jay Gerken, CFA	CUSTODIAN
	President and Chief Executive Officer	State Street Bank and Trust Company

	Andrew B. Shoup	TRANSFER AGENT
	Senior Vice President and	Citicorp Trust Bank, fsb.
	Chief Administrative Officer	125 Broad Street, 11th Floor New York, New York 10004
Kaprel Ozsolak
	Chief Financial Officer	SUB-TRANSFER AGENT
	and Treasurer	PFPC Inc.
P.O. Box 9699
	Robert A. Olstein	Providence, Rhode Island
	Investment Officer	02940-9699

Sean Reidy
Investment Officer

Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer and
Chief Compliance Officer

Robert I. Frenkel
Secretary and
Chief Legal Officer

Smith Barney Investment Trust

Smith Barney Classic Values Fund	This report is submitted for the general information of the shareholders of Smith Barney Investment Trust — Smith Barney Classic Values Fund, but it may also be used as sales literature.

The Fund is a separate investment fund of the Smith Barney Investment Trust, a Massachusetts business trust.

SMITH BARNEY CLASSIC VALUES FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.citigroupam.com

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

©2005 Citigroup Global Markets Inc. Member NASD, SIPC FD02793 7/05 05-8770

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Trust

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Smith Barney Investment Trust
Date:	August 5, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Smith Barney Investment Trust
Date:	August 5, 2005
By:	/s/ Kaprel Ozsolak Kaprel Ozsolak Chief Financial Officer of Smith Barney Investment Trust
Date:	August 5, 2005